Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net loss on derivatives, tax	$ 8,402	$ 12,845	$ 2,080
Actuarial loss on pension obligations, tax	$ 348	$ 265	$ 215